As filed with the Securities and Exchange
Commission on March 15, 2013
1933 Act File No. 002-10156
1940 Act File No. 811-00560

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 122
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 74
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
     ☑ immediately upon filing pursuant to paragraph (b) of Rule 485
     ☐ on (date) pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
     ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 15th day of March, 2013.

John Hancock Investment Trust
By:	/s/ Hugh McHaffie
Name:	Hugh McHaffie
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Hugh McHaffie	President	March 15, 2013

Hugh McHaffie

/s/ Charles A. Rizzo	Chief Financial Officer	March 15, 2013

Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 15, 2013

Charles L. Bardelis

/s/ James R. Boyle *	Trustee	March 15, 2013

James R. Boyle

/s/ Craig Bromley*	Trustee	March 15, 2013

Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 15, 2013

Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 15, 2013

William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 15, 2013

Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 15, 2013

Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	March 15, 2013

Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 15, 2013

Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 15, 2013

James M. Oates

Signature	Title	Date

/s/ Steven R. Pruchansky *	Trustee	March 15, 2013

Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 15, 2013

Gregory R. Russo

/s/ Warren A. Thomson *	Trustee	March 15, 2013

Warren A. Thomson

*By: Power of Attorney

By: /s/ Nicholas J. Kolokithas		March 15, 2013

Nicholas J. Kolokithas
Attorney-in-Fact
*Pursuant to Power of Attorney filed with Post-Effective Amendment No. 121 to the Trust’s Registration Statement on February 27, 2013

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document